18. WARRANTS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Number of Shares	2,500,000
Exercise price			$ 4.61
Fair Value as of March 31, 2017	$ 3,636,865
Fair Value as of December 31, 2016	$ 6,393,936
Warrant G Member
Number of Shares	1,500,000	1,500,000
Exercise price	$ 4.61	$ 5.00
Original Exercise Price	$ 5
Fair Value as of March 31, 2017	$ 1,607,173
Fair Value as of December 31, 2016	$ 3,300,671
Fair value		$ 3,300,671
Expiration Date	Jan. 31, 2018	Jan. 31, 2018
Warrant H Member
Number of Shares	500,000	500,000
Exercise price	$ 4.61	$ 6.00
Original Exercise Price	$ 6
Fair Value as of March 31, 2017	$ 971,121
Fair Value as of December 31, 2016	$ 1,524,805
Fair value		$ 1,524,805
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
Warrant I Member
Number of Shares	500,000	500,000
Exercise price	$ 4.61	$ 7.00
Original Exercise Price	$ 7
Fair Value as of March 31, 2017	$ 1,058,571
Fair Value as of December 31, 2016	$ 1,568,460
Fair value		$ 1,568,460
Expiration Date	Jan. 31, 2020	Jan. 31, 2020
Warrant J Member
Number of Shares		2,170,000
Exercise price		$ 0.015
Fair value		$ 12,993,342
Expiration Date		Dec. 29, 2020
Warrant K Member
Number of Shares		170,000
Exercise price		$ 0.015
Fair value		$ 14,011,254
Expiration Date		Dec. 29, 2020
November
Number of Shares		2,500,000
Fair value		$ 6,393,936
December
Number of Shares		2,340,000